UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          November 14, 2006
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   37
                                                     ------------

Form 13F Information Table Value Total:              $  125,473
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None

                                            FORM 13F INFORMATION TABLE
                                              VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS CUSIP NO  (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Adesa                   COM       00686U104   3077850           133183SH      SOLE          133183        0         0
Allete                  COM       018522300   2422200            55747SH      SOLE           55747        0         0
Avid Technologies       COM       05367P100   3384183            92921SH      SOLE           92921        0         0
Brandywine Realty T     COM        105368203  2216232            68087SH      SOLE           68087        0         0
Brinks Company          COM        109696104  3630425            68421SH      SOLE           68421        0         0
Charles River Labs      COM        159864107  3260959            75120SH      SOLE           75120        0         0
Chico's FAS             COM        168615102  1259763            58512SH      SOLE           58512        0         0
Conseco                 COM        208464883  3658998           174321SH      SOLE          174321        0         0
Edward Lifesciences     COM        364760108  3034873            65140SH      SOLE           65140        0         0
General Cable           COM        369300108  2586358            67688SH      SOLE           67688        0         0
Grant Prideco           COM       38821G101   3507241            92223SH      SOLE           92223        0         0
HCC Insurance Holdi     COM        404132102  5119219           155694SH      SOLE          155694        0         0
Hexcel                  COM        428291108  1976062           139651SH      SOLE          139651        0         0
Host Hotels & Resor     COM       44107P104   6378553           278175SH      SOLE          278175        0         0
IDEX Corporation        COM       45167R104   3302021            76702SH      SOLE           76702        0         0
Interpublic Group       COM        460690100  2196256           221844SH      SOLE          221844        0         0
Jacobs Engineering      COM        469814107  3370398            45101SH      SOLE           45101        0         0
Kinder Morgan Energ     COM        494550106  1621596            36955SH      SOLE           36955        0         0
Kinder Morgan Manag     COM       49455U100   1229859            29130SH      SOLE           29130        0         0
Kroger                  COM        501044101  4633605           200242SH      SOLE          200242        0         0
PMI Group               COM       69344M101   4357562            99465SH      SOLE           99465        0         0
PartnerRe               COM       G6852T105   2210986            32721SH      SOLE           32721        0         0
Pioneer Natural Res     COM        723787107  3311234            84643SH      SOLE           84643        0         0
Principal Financial     COM       74251V102   4333661            79839SH      SOLE           79839        0         0
Reynolds & Reynolds     COM        761695105  5015634           126946SH      SOLE          126946        0         0
Roper Industries        COM        776696106  1467383            32798SH      SOLE           32798        0         0
Ross Stores             COM        778296103  3784075           148921SH      SOLE          148921        0         0
SEI Investments         COM        784117103  3435306            61137SH      SOLE           61137        0         0
ServiceMaster           COM       81760N109   4444917           396514SH      SOLE          396514        0         0
Southern Union Co.      COM        844030106  4972545           188283SH      SOLE          188283        0         0
Tektronix               COM        879131100  5374558           185778SH      SOLE          185778        0         0
Union Pacific           COM        907818108  3950521            44892SH      SOLE           44892        0         0
Varian Medical Syst     COM       92220P105   1950710            36537SH      SOLE           36537        0         0
Wabtec                  COM        929740108  4165297           153531SH      SOLE          153531        0         0
Waddell & Reed Fina     COM        930059100  4727671           191017SH      SOLE          191017        0         0
Weatherford Interna     COM       G95089101   3038718            72836SH      SOLE           72836        0         0
Zebra Technnologies     COM        989207105  3066135            85790SH      SOLE           85790        0         0

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